SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 556,410
2027	589,558
2028	603,966
2029	617,345
2030	519,892
Thereafter	1,320,911
Total Lease Payments	4,208,082
Less Interest	(925,271)
Total Lease Liabilities	3,282,811
Less: Current Portion	(382,121)	$ (367,125)
Long-Term Liabilities	$ 2,900,690	$ 3,237,060